Subsequent Event - Additional Information (Detail) (Subsequent Event, JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended
	Mar. 04, 2014	Feb. 18, 2014	Feb. 18, 2014 Maximum
Subsequent Event [Line Items]
Number of shares approved to be repurchased by Board of Directors			18,000,000
Cost of shares approved to be repurchased by Board of Directors			¥ 50,000
Share repurchase, beginning period		Feb. 19, 2014
Share repurchase, ending period		Apr. 04, 2014
Common stock repurchased, shares	15,957,600
Common stock repurchased, cost	¥ 50,000